Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Changes in Equity [Abstract]
Dividend paid, per share	$ 0.2	$ 0.29	$ 0.91